Warrants - Schedule of Ordinary Share Warrants Issued and Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Class of Warrant or Right [Line Items]
Shares	103,368,810	99,547,276
Exercise Price per Share	$ 1.07
Ordinary share warrant | August 2016
Class of Warrant or Right [Line Items]
Shares	1,264,488	1,264,488
Issuance Date	Aug. 31, 2016
Exercise Price per Share	$ 0.21
Expiration Date	Jul. 31, 2025
Ordinary share warrant | May 2017
Class of Warrant or Right [Line Items]
Shares	1,982,802	1,982,802
Issuance Date	May 31, 2017
Exercise Price per Share	$ 0.01
Expiration Date	May 31, 2027
Ordinary share warrant | July 2017
Class of Warrant or Right [Line Items]
Shares	1,189,681	1,189,681
Issuance Date	Jul. 31, 2017
Exercise Price per Share	$ 0.01
Expiration Date	Jul. 31, 2027
Ordinary share warrant | February 2018
Class of Warrant or Right [Line Items]
Shares	2,399,570	2,399,570
Issuance Date	Feb. 28, 2018
Exercise Price per Share	$ 0.01
Expiration Date	Feb. 29, 2028
Ordinary share warrant | September 2018
Class of Warrant or Right [Line Items]
Shares	5,597,006	5,597,006
Issuance Date	Sep. 30, 2018
Exercise Price per Share	$ 0.01
Expiration Date	Sep. 30, 2028
Ordinary share warrant | December 2018
Class of Warrant or Right [Line Items]
Shares	1,742,784	1,742,784
Issuance Date	Dec. 31, 2018
Exercise Price per Share	$ 0.01
Ordinary share warrant | December 2020
Class of Warrant or Right [Line Items]
Shares	23,515,057	23,515,057
Issuance Date	Dec. 31, 2020
Exercise Price per Share	$ 0.01
Ordinary share warrant | February 2021
Class of Warrant or Right [Line Items]
Shares	45,322,638	45,322,638
Issuance Date	Feb. 28, 2021
Exercise Price per Share	$ 0.01
Ordinary share warrant | March 2021
Class of Warrant or Right [Line Items]
Shares	364,955	364,955
Issuance Date	Mar. 31, 2021
Exercise Price per Share	$ 0.01
Expiration Date	Mar. 31, 2008
Ordinary share warrant | June 2021
Class of Warrant or Right [Line Items]
Shares	16,168,295	16,168,295
Issuance Date	Jun. 30, 2021
Exercise Price per Share	$ 0.01
Expiration Date	Jun. 30, 2031
Ordinary share warrant | February 2022
Class of Warrant or Right [Line Items]
Shares	621,534	0
Issuance Date	Feb. 28, 2022
Exercise Price per Share	$ 0.01
Expiration Date	Feb. 29, 2032
Ordinary share warrant | June 2022
Class of Warrant or Right [Line Items]
Shares	3,200,000	0
Issuance Date	Jun. 30, 2022
Exercise Price per Share	$ 0.01